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October 27, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Income Fund - File Nos.: 811-2120 and 2-38414 Security Cash Fund - File Nos.: 811-3073 and 2-68387

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information do not differ from that contained in Security Income Fund's Post-Effective Amendment No. 90 and Security Cash Fund's Post-Effective Amendment No. 36. These Post-Effective Amendments were filed electronically on October 20, 2008.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Sincerely,

CHRIS SWICKARD

Christopher D. Swickard
Assistant Secretary
Security Income Fund
Security Cash Fund

One Security Benefit Place * Topeka, Kansas 66636-0001